INTANGIBLE ASSETS - Estimated amortization expense of intangible assets (Details 1) (USD $)	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Intangible Assets Disclosure [Abstract]
2014		$ 90,145
2015		90,145
2016		90,145
2017		90,145
2018		60,096
Intangible assets, net	$ 351,328	$ 420,676		$ 272,844